Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Investments [Abstract]
Investments

Note 8 — Investments

Amortized cost, gross unrealized gains/losses in accumulated other comprehensive loss and fair value of marketable debt securities, available-for-sale, by type of security as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands):

	March 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$24,185	$-	$(303)	$23,882
U.S. treasuries	651	-	(1)	650
Asset-backed security and other	3,029	-	(33)	2,996
	$27,865	$-	$(337)	$27,528

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$40,177	$-	$(612)	$39,565
U.S. treasuries	2,201	-	(21)	2,180
Asset-backed security and other	5,324	-	(76)	5,248
Non-U.S. government and supranational bonds	3,685	-	(30)	3,655
	$51,387	$-	$(739)	$50,648

As of March 31, 2023, no allowance for credit losses was recorded related to an impairment of available-for-sale securities.

The Company’s investments in marketable debt securities, available-for-sale that have been in a continuous unrealized loss position by type of security as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands):

	March 31, 2023
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$405	$-	$23,477	$(303)	$23,882	$(303)
U.S. treasuries	-	-	650	(1)	650	(1)
Asset-backed security and other	-	-	2,996	(33)	2,996	(33)
	$405	$-	$27,123	$(337)	$27,528	$(337)

	December 31, 2022
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$1,790	$(2)	$37,775	$(610)	$39,565	$(612)
U.S. treasuries	-	-	2,180	(21)	2,180	(21)
Asset-backed security and other	-	-	5,248	(76)	5,248	(76)
Non-U.S. government and supranational bonds	-	-	3,655	(30)	3,655	(30)
	$1,790	$(2)	$48,858	$(737)	$50,648	$(739)

Gross realized gains and gross realized losses from the sales of the Company’s marketable debt securities, available-for-sale for the three months ended March 31, 2023 and 2022 consisted of the following (in thousands):

	Three Months Ended March 31,
	2023	2022
Gross realized gains	$-	$-
Gross realized losses	$(91)	$(6)

Amortized cost and fair value of marketable debt securities, available-for-sale by contractual maturity as of March 31, 2023 consisted of the following (in thousands, except weighted average data):

	Amortized Cost	Fair Value
Due in one year or less	$27,865	$27,528
Weighted average contractual maturity		0.3 years

Amortized cost and fair value of marketable debt securities, available-for-sale by contractual maturity as of December 31, 2022 consisted of the following (in thousands, except weighted average data):

	Amortized Cost	Fair Value
Due in one year or less	$51,387	$50,648
Weighted average contractual maturity		0.3 years

Actual maturities may differ from contractual maturities because certain issuers may have the right or obligation to prepay certain obligations with or without penalties.

Note 10 – Investments in Marketable Debt Securities, Available-for-Sale

Amortized cost, gross unrealized gains/losses in accumulated other comprehensive loss and fair value of marketable debt securities, available-for-sale, by type of security for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$40,177	$–	$(612)	$39,565
U.S. treasuries	2,201	–	(21)	2,180
Asset-backed security and other	5,324	–	(76)	5,248
Non-U.S. government and supranational bonds	3,685	–	(30)	3,655
	$51,387	$–	$(739)	$50,648

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$71,406	$–	$(57)	$71,349
U.S. treasuries	3,415	–	(7)	3,408
Asset-backed security and other	2,555	–	(4)	2,551
Non-U.S. government and supranational bonds	16,405	1	(19)	16,387
Certificate of deposit	1,001	–	–	1,001
	94,782	1	(87)	94,696
Long-term investments:
Corporate debt security	42,703	–	(246)	42,457
U.S. treasuries	2,201	–	(5)	2,196
Asset-backed security and other	5,438	–	(28)	5,410
Non-U.S. government and supranational bonds	3,769	–	(16)	3,753
Certificate of deposit	1,000	–	–	1,000
	$55,111	$–	$(295)	$54,816

The Company’s investment in marketable debt securities, available-for-sale that have been in a continuous unrealized loss position by type of security for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$1,789	$(2)	$37,775	$(610)	$39,564	$(612)
US treasuries	–	–	2,181	(21)	2,181	(21)
Asset-backed security and other	–	–	5,248	(76)	5,248	(76)
Non-U.S. government and supranational bonds	–	–	3,655	(30)	3,655	(30)
	$1,789	$(2)	$48,859	$(737)	$50,648	$(739)

	December 31, 2021
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$113,806	$(303)	$–	$–	$113,806	$(303)
US treasuries	5,604	(12)	–	–	5,604	(12)
Asset-backed security and other	7,961	(32)	–	–	7,961	(32)
Non-U.S. government and supranational bonds	20,140	(34)	–	–	20,140	(34)
Certificates of deposit	2,001	–	–	–	2,001	–
	$149,512	$(381)	$–	$–	$149,512	$(381)

Gross realized gains and gross realized losses from the sales of the Company’s marketable debt securities, available-for-sale for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	Years Ended December 31,
	2022	2021
Gross realized gains	$–	$–
Gross realized losses	$(147)	$(1)

Amortized cost and fair value of marketable debt securities, available-for-sale by contractual maturity for the year ended December 31, 2022 consisted of the following (in thousands, except weighted average data):

	Amortized Cost	Fair Value
Due in one year or less	$51,387	$50,648
Weighted average contractual maturity		0.3 years

Amortized cost and fair value of marketable debt securities, available-for-sale by contractual maturity for the year ended December 31, 2021 consisted of the following (in thousands, except weighted average data):

	Amortized Cost	Fair Value
Due in one year or less	$94,782	$94,696
Due after one year through five years	$55,111	$54,816
	$149,893	$149,512
Weighted average contractual maturity		0.8 years

Actual maturities may differ from contractual maturities because certain issuers may have the right or obligation to prepay certain obligations with or without penalties.